Loans Principal, Interest and Financing Service Fee Receivables (Details) - Third Party Investors [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Principal, Interest and Financing Service Fee Receivables (Details) [Line Items]
Carrying amount of loans	¥ 2,466,160,820	¥ 1,004,069,874
Net gains on sale of loans	450,721,346	149,631,456
Loans transferred to held-for-sale	733,975,352	586,206,781
Held-for-sale measured at fair value	¥ 24,696,075	¥ 76,013,067